CERTAIN TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2015
Certain Transactions Tables [Abstract]
Pro forma financial information
U.S.$ in millions
Cash and cash equivalents	$201
Other current assets	5
Identifiable intangible assets:
Research and development in-process	3,143
Goodwill	1,227

Total assets acquired	4,576

Current liabilities	29
Deferred taxes	1,085

Total liabilities assumed	1,114
Net assets acquired	$3,462

Tender Table
Senior notes series	Previously outstanding	Purchased

	U.S. $ in millions

6.15% Senior Notes due 2036	$987	$197

3.65% Senior Notes due 2021	875	263

3.65% Senior Notes due 2021	875	287

2.95% Senior Notes due 2022	1,300	456

		$1,203